Balances and Transactions in Foreign Currencies - Exchange Rates (Details)	Apr. 22, 2024 $ / $	Mar. 20, 2024 $ / € $ / $	Dec. 31, 2023 $ / $ $ / €	Dec. 31, 2022 $ / $ $ / €
Disclosure of exchange rates [Line Items]
Exchange rate			16.8998
Abnormally large changes in asset prices or foreign exchange rates
Disclosure of exchange rates [Line Items]
Exchange rate	17.2062
U.S. dollars
Disclosure of exchange rates [Line Items]
Exchange rate			16.8935	19.3615
U.S. dollars | Abnormally large changes in asset prices or foreign exchange rates
Disclosure of exchange rates [Line Items]
Exchange rate		16.4583
Euros
Disclosure of exchange rates [Line Items]
Exchange rate | $ / €			18.6896	20.7810
Euros | Abnormally large changes in asset prices or foreign exchange rates
Disclosure of exchange rates [Line Items]
Exchange rate | $ / €		17.7503